Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
9)	Related Party Transactions

On July 25, 2012, the Company issued 47,190,000 and 50,000 shares of common stock at $0.0001 per share to the Chief Executive Officer and Secretary of the Company and received proceeds of $4,659 and $5, respectively.

During the period from July 5, 2012 (date of inception) to December 31, 2012, the Chief Executive Officer of the Company advanced $1,221 to the Company. Such amount is payable on demand and does not accrue interest.